SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Amortization of unearned income related to sales-type leases	$ 543,313	$ (151,497)	$ 836,764	$ 1,218,715	$ 1,386,540	$ 2,860,959
Cost of sales	1,860,427	1,444,165	3,118,116	4,205,909	6,101,425	6,279,280
Cash and cash equivalents	94,621	525,627	94,621	525,627	322,795	894,794	151,796
Advertising costs			$ 35,812	$ 942	$ 2,146	$ 8,749
Preferred stock, shares authorized	20,000,000		20,000,000		20,000,000	20,000,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			5 years		5 years
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, shares designated	185,000		185,000		185,000	185,000
Preferred stock, shares authorized					18,000,000	18,000,000
Preferred stock, shares issued	0		0		0	0
Preferred stock, shares outstanding	0		0		0	0
Preferred stock, par value					$ 0.001	$ 0.001
Number of common shares per convertible preferred share	200		200		200	200
Liquidation preference, price per share	$ 1.00		$ 1.00		$ 1.00	$ 1.00
Liquidation preference, percentage	12.50%		12.50%		12.50%	12.50%
Ownership limitation, percent	4.99%		4.99%		4.99%	4.99%
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, shares designated	2,000,000		2,000,000		2,000,000	2,000,000
Preferred stock, shares authorized	2,000,000		2,000,000		2,000,000	2,000,000
Preferred stock, shares issued	2,000,000		2,000,000		2,000,000	2,000,000
Preferred stock, shares outstanding	2,000,000		2,000,000		2,000,000	2,000,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of common shares per convertible preferred share	10		10		10	10